GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF IDENTIFIABLE INTANGIBLE ASSETS CARRYING VALUE

		As of September 30, 2021	As of December 31, 2020
	Life	Carrying	Carrying
	(Years)	Amount	Amount
		(unaudited)
Asuragen acquisition:
Thyroid	9	$8,519	$8,519
RedPath acquisition:
Pancreas test	7	16,141	16,141
Barrett’s test	9	6,682	6,682
BioPharma acquisition:
Trademarks	10	1,600	1,600
Customer relationships	8	5,700	5,700

CLIA Lab	2.3	609	609

Total		$39,251	$39,251

Accumulated Amortization		$(31,237)	$(27,900)

Net Carrying Value		$8,014	$11,351

		As of December 31, 2020	As of December 31, 2019
	Life	Carrying	Carrying
	(Years)	Amount	Amount

Asuragen acquisition:
Thyroid	9	$8,519	$8,519
RedPath acquisition:
Pancreas test	7	16,141	16,141
Barrett’s test	9	6,682	6,719
BioPharma acquisition:
Trademarks	10	1,600	1,600
Customer relationships	8	5,700	5,700

CLIA Lab	2.3	$609	$609

Total		$39,251	$39,288

Accumulated Amortization		$(27,900)	$(23,439)

Net Carrying Value		$11,351	$15,849

Schedule of Future Estimated Amortization Expense
2021	2022	2023	2024	2025
$1,112	$2,155	$2,099	$873	$873

2021	2022	2023	2024	2025

$4,078	$2,156	$1,745	$873	$873

SCHEDULE OF GOODWILL CARRYING VALUE

The following table displays a roll forward of the carrying amount of goodwill from December 31, 2020 to September 30, 2021:

Carrying
Amount
Balance as of December 31, 2020	$8,433
Adjustments	-
Balance as of September 30, 2021	$8,433

The following table displays a roll forward of the carrying amount of goodwill from January 1, 2019 to December 31, 2020:

Carrying
Amount
Balance as of January 1, 2019	$-
Goodwill acquired	8,273
Adjustments	160
Balance as of December 31, 2019	8,433
Adjustments	-
Balance as of December 31, 2020	$8,433